Note 16 - Subsequent Events (Details Textual) - USD ($)							6 Months Ended
	Sep. 14, 2016	Aug. 03, 2016	Jul. 26, 2016	Jul. 07, 2016	Jul. 06, 2016	Jun. 17, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 19, 2016	Jul. 05, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance or Sale of Equity					$ 1,250,000
Share Price					$ 1.40
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted					1
Preferred Stock, Par or Stated Value Per Share					$ 0.001
Subsequent Event [Member] | Amended and Restated Warrants [Member]
Share Price				$ 7.60
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.80	$ 5
Warrants, Exercisable, Threshold Consecutive Trading Days				10
Warrants, Exercisable, Threshold Trading Days				30
Beneficial Ownership Limitation, Percentage				9.99%
Subsequent Event [Member] | The 2016 Equity Incentive Plan and Non-Executive Equity Incentive Plan [Member] | Directors and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		681,500
Subsequent Event [Member] | The 2016 Equity Incentive Plan and Non-Executive Equity Incentive Plan [Member]
Share Price		$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		931,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Common Stock, Capital Shares Reserved for Future Issuance									250,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share										$ 0.001
Common Stock, Pre-Reverse Stock Split, Conversion, Shares										20
Private Placement, Securities, Units for Sale					892,857
Conversion of Stock, Shares Converted			446,429
Warrant, Conversion to Common Stock, Exercise Price					$ 3
Class of Warrant or Right, Exercised During Period	973,214
Stock Issued During Period, Shares, Conversion of Convertible Securities	680,000
Private Placement [Member]
Common Stock, Par or Stated Value Per Share						$ 0.001
Proceeds from Issuance or Sale of Equity						$ 2,230,000
Common Stock, Par or Stated Value Per Share							$ 0.001				$ 0.001	$ 0.001
Proceeds from Issuance or Sale of Equity							$ 2,230,000
Share Price							$ 3.40				7.60		$ 49.40
Preferred Stock, Par or Stated Value Per Share							0.001				$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5